Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Voting Interest	45.00%
Charter hire due date	Every 15 days in advance on the 1st and 16th of each month
Charter hire outstanding	$ 12,164,000
Maximum contracted charter hire receivable	1,049,240,000
Annual ship management fees	1,938,000	1,938,000	1,943,000
CMA CGM [Member]
Related Party Transaction [Line Items]
Preferred Shares Dividend	1,161,000	1,125,000	1,136,000
Maximum contracted charter hire receivable	1,049,240,000
Number of vessels	17
Annual ship management fee per vessel	114,000
Minimum [Member]
Related Party Transaction [Line Items]
Remaining terms	4 months 24 days
Cost reimbursement per vessel per day	5,400
Maximum [Member]
Related Party Transaction [Line Items]
Remaining terms	13 years
Cost reimbursement per vessel per day	8,800
Period One [Member]
Related Party Transaction [Line Items]
Charter hire due date	December 1, 2012
Period Two [Member]
Related Party Transaction [Line Items]
Charter hire due date	December 16, 2012
April 11, 2013 [Member]
Related Party Transaction [Line Items]
Charter hire outstanding	$ 5,886,000
April 11, 2013 [Member] | Period One [Member]
Related Party Transaction [Line Items]
Charter hire due date	April 1, 2013